Lease (Details Narrative) - USD ($)				1 Months Ended					12 Months Ended		24 Months Ended
	Apr. 01, 2019	Jan. 02, 2019	Apr. 01, 2018	Jul. 31, 2020	Jun. 30, 2020	Jun. 29, 2020	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 01, 2017	Jun. 02, 2020
Operating Leased Assets [Line Items]
Operating leases, rent expense, net									$ 169,716	$ 251,814
Discount rate									7.00%
Melville [Member]
Operating Leased Assets [Line Items]
Lease expiration date									Aug. 31, 2019
Operating leases, rent expense									$ 8,382
Melville [Member]
Operating Leased Assets [Line Items]
Operating leases, rent expense									$ 897
Lease Term									3 years 11 months
Annual base rent									$ 10,764
Melville [Member]
Operating Leased Assets [Line Items]
Lease expiration date									Jul. 31, 2023
Operating leases, rent expense									$ 86,268
Lease Term									5 years 3 months
Warwick, RI [Member]
Operating Leased Assets [Line Items]
Lease expiration date									Jan. 31, 2020
Operating leases, rent expense									$ 2,598
Annual base rent									$ 31,176
Warwick, RI [Member] | Minimum [Member]
Operating Leased Assets [Line Items]
Lease expiration date											Jan. 31, 2019
Operating leases, rent expense											$ 2,324
Warwick, RI [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Operating leases, rent expense											$ 2,460
Massachusetts and North Carolina [Member]
Operating Leased Assets [Line Items]
Operating leases, rent expense							$ 25,000
Dallas [Member]
Operating Leased Assets [Line Items]
Operating leases, rent expense							$ 1,905
Lease Term							13 months
Arrow Capital Solutions [Member]
Operating Leased Assets [Line Items]
Lease expiration date					Jun. 01, 2023	Jun. 29, 2023
Lease Term				3 months		3 months						3 months
Interest rate				7.00%	7.00%	7.00%
Fiance leases contingent monthly rental payments				$ 4,524	$ 5,008	$ 5,050
Systems Trading
Operating Leased Assets [Line Items]
Lease expiration date		Dec. 31, 2023	Apr. 16, 2022					Jan. 01, 2023
Lease Term		5 years	4 years					3 years
Interest rate		6.75%	5.00%					6.00%
Fiance leases contingent monthly rental payments		$ 29,592	$ 23,475					$ 10,534
Systems Trading | First Lease
Operating Leased Assets [Line Items]
Lease expiration date	Mar. 01, 2022
Interest rate	7.00%
Fiance leases contingent monthly rental payments	$ 1,328
Systems Trading | Second Lease
Operating Leased Assets [Line Items]
Lease expiration date	Mar. 01, 2022
Interest rate	6.70%
Fiance leases contingent monthly rental payments	$ 461